INCOME TAXES - Income Before Income Taxes (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States	$ 8,738	$ 11,164	$ 4,696
Foreign	2,398	6,425	1,090
Total	$ 11,136	$ 17,589	$ 5,786